UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RLR Capital Partners, LP
Address: 152 West 57th Street, 21st Fl
         New York, NY  10019

13F File Number:  28-12241

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Megan M. Garufi
Title:     Chief Financial Officer
Phone:     (212) 903-2760

Signature, Place, and Date of Signing:

       /s/  Megan M. Garufi     New York, NY     November 03, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $107,759 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 FLOWERS COM              CL A             68243Q106     9513  1580300 SH       SOLE                  1580300        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102     1714    59300 SH       SOLE                    59300        0        0
C&D TECHNOLOGIES INC           COM              124661109      699   123100 SH       SOLE                   123100        0        0
CKE RESTAURANTS INC            COM              12561E105     8760   826400 SH       SOLE                   826400        0        0
ECHOSTAR CORP                  CL A             278768106     2409    99965 SH       SOLE                    99965        0        0
FIRST AMERN CORP CALIF         COM              318522307     2065    70000 SH       SOLE                    70000        0        0
FLOW INTL CORP                 COM              343468104     4661   917500 SH       SOLE                   917500        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     2607   119200 SH       SOLE                   119200        0        0
HAYNES INTERNATIONAL INC       COM NEW          420877201     4870   104000 SH       SOLE                   104000        0        0
HLTH CORPORATION               COM              40422Y101     5802   507607 SH       SOLE                   507607        0        0
HUNTSMAN CORP                  COM              447011107      630    50000 SH       SOLE                    50000        0        0
HYPERCOM CORP                  COM              44913M105    13269  3334000 SH       SOLE                  3334000        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     3456    90700 SH       SOLE                    90700        0        0
LENNOX INTL INC                COM              526107107      233     7000 SH       SOLE                     7000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102      350    25000 SH  CALL SOLE                    25000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     3253   232500 SH       SOLE                   232500        0        0
NOVEN PHARMACEUTICALS INC      COM              670009109     5318   455300 SH       SOLE                   455300        0        0
PHI INC                        COM NON VTG      69336T205     3623    98098 SH       SOLE                    98098        0        0
SAPIENT CORP                   COM              803062108    16538  2225800 SH       SOLE                  2225800        0        0
TEKELEC                        COM              879101103     6928   495198 SH       SOLE                   495198        0        0
TERREMARK WORLDWIDE INC        COM NEW          881448203     5342   777601 SH       SOLE                   777601        0        0
THQ INC                        COM NEW          872443403      602    50000 SH  CALL SOLE                    50000        0        0
THQ INC                        COM NEW          872443403     2661   221000 SH       SOLE                   221000        0        0
TRONOX INC                     COM CL B         897051207      127  1208000 SH       SOLE                  1208000        0        0
UST INC                        COM              902911106     2329    35000 SH  CALL SOLE                    35000        0        0